Interests In Joint Ventures - Schedule of Changes in Groups Investment in a Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments Accounted For Using Equity Method [Roll Forward]
Balance at 1 January	$ 48,568	$ 55,307
Share in losses	(7,153)	(2,590)	$ (2,418)
Impairment loss on investment in joint venture	(21,519)	0	0
Translation difference	(1,402)	(4,149)
Balance at 31 December	$ 18,494	$ 48,568	$ 55,307